SEGMENT INFORMATION (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Long-lived assets	¥ 53,646,720	¥ 53,621,285
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	45,315,466	48,508,923
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,787,069	4,406,267
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,368,819	531,477
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	99,207	141,333
Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	¥ 76,159	¥ 33,285